Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2010
Retained Earnings
Appropriated and Unappropriated Retained Earnings

	2009	2010
	(In millions of Korean won)
Appropriated retained earnings:
Legal reserve	1,502,440	1,566,040
Reserve for financial structure improvement	55,600	55,600
Other statutory reserves	5,021	5,021
Unappropriated retained earnings	9,215,063	8,470,256

Total	10,778,124	10,096,917